Related Parties	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Related Parties
13.	RELATED PARTIES
13.1 Related party transactions
The main transactions with related parties refer to:

•
Assets: (i) accounts receivable for spare parts, aircraft sales and product development, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies; (ii) balances of financial investments; and (iii) bank deposits.

•
Liabilities: (i) purchase of aircraft components and spare parts, under conditions agreed between the parties, considering the volumes, risks involved, and corporate policies; (ii) advances received on sales contracts, according to contractual agreements; (iii) commission for sale of aircraft and spare parts; (iv) financing for research and product development at market rates for this kind of financing; (v) loans and financing; (vi) export financing; and (vii) warranty customer service.

•
Profit or loss: (i) purchases and sales of aircraft, components and spare parts and development of products for the Defense & Security market; (ii) financial income and expenses from financial investments and expenses from loans and financing; and (iii) supplementary pension plan.

13.2 Brazilian Federal Government
The Brazilian Federal Government maintains direct and indirect participation through the ownership of a common share called golden share. As of December 31, 2024, the Brazilian Federal Government held an indirect interest of 5.37% in the Company’s capital through BNDES Participações S.A (“BNDESPAR”), a wholly owned subsidiary of the
Banco Nacional do Desenvolvimento Econômico e Social
(the Brazilian Development Bank, or “BNDES”), which, in turn, is controlled by the Brazilian Federal Government.
The Brazilian Federal Government plays a key role in the Company’s business activities, as a:

•	Major customer for Defense & Security products (through the Brazilian Air Force, Brazilian Army, and Brazilian Navy).

•	Source of research and development financing through technology development institutions ( Financiadora de Estudos e Projetos - FINEP and BNDES).

•	Export credit agency (through the BNDES), and

•	Source of short-term and long-term financing and a provider of asset management and commercial banking services (through Banco do Brasil).
The balances and results with related parties were as follows:

	12.31.2024
	Trade accounts receivable	Other assets *	Cash and Cash equivalents	Contract assets	Loans and financing	Other payables	Contract liabilities	Operating results	Financial results
Banco do Brasil S.A.	—	1.1	511.8	—	—	—	—	—	12.1
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	463.8	—	—	—	(34.9)
Comando da Aeronáutica (Brazilian Air Force)	5.7	—	—	251.7	—	15.0	51.0	(7.4)	—
Embraer Prev - Soc. Previdência Complementar	—	—	—	—	—	—	—	(16.0)	—
Exército Brasileiro (Brazilian Army)	0.1	—	—	10.5	—	—	9.0	(0.1)	—
Ez Air Interior Limited	—	23.8	—	—	—	—	—	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	—	66.5	—	—	—	—	—	—	2.6
Governo Brasileiro - Structured Notes	—	87.1	—	—	—	—	—	—	1.8
Marinha do Brasil (Brazilian Navy)	—	—	—	1.0	—	—	5.5	(2.6)	—
Nidec Aerospace, LLC	1.3	—	—	—	—	—	—	1.3	—

	7.1	178.5	511.8	263.2	463.8	15.0	65.5	(24.8)	(18.4)

	12.31.2023
	Trade accounts receivable	Other assets *	Cash and Cash equivalents	Contract assets	Loans and financing	Other payables	Contract liabilities	Operating results	Financial results
Banco do Brasil S.A.	—	3.7	282.7	—	—	—	—	—	15.0
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	627.7	—	—	—	(20.2)
Caixa Econômica Federal	—	—	0.1	—	—	—	—	—	—
Comando da Aeronáutica (Brazilian Air Force)	2.1	—	—	305.8	—	—	71.9	8.8	—
Embraer Prev – Sociedade de Previdência Complementar	—	—	—	—	—	0.3	—	(17.3)	—
Exército Brasileiro (Brazilian Army)	—	—	—	6.6	—	—	8.9	0.1	—
Ez Air Interior Limited	—	22.4	—	—	—	—	—	—	—
FINEP	—	—	—	—	—	—	—	—	(0.1)
Governo Brasileiro – Bonds	—	66.6	—	—	—	—	—	—	2.6
Marinha do Brasil (Brazilian Navy)	—	—	—	2.4	—	—	3.8	(1.3)	—

	2.1	92.7	282.8	314.8	627.7	0.3	84.6	(9.7)	(2.7)

	12.31.2022
	Financial results	Operating results
Banco do Brasil S.A.	6.2	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(6.3)	—
Comando da Aeronáutica (Brazilian Air Force)	—	29.6
Embraer Prev – Sociedade de Previdência Complementar	—	(9.7)
Exército Brasileiro (Brazilian Army)	—	2.1
Financiadora de Estudo e Projetos – FINEP	(0.4)	—
Governo Brasileiro – Bonds (Brazilian government -Bonds)	2.5	—
Marinha do Brasil (Brazilian Navy)	—	(1.4)

	2.0	20.6

(*)	As of December 31, 2024, the amount comprises the balances presented in financial investments US$ 153.6 (2023: US$ 66.6) and in other assets US$ 24.9 (2023: US$ 26.1).
13.3 Remuneration of key management personnel
Key management personnel include members of the Statutory Board of Directors and Statutory Executive Directors.
The remuneration of key management personnel comprises:

			12.31.2024	12.31.2023	12.31.2022
Short-term benefits	(i	)	9.3	8.5	8.5
Share based payment	(ii	)	9.3	2.7	(1.0)

Total remuneration			18.6	11.2	7.5

(i)	Includes wages, salaries, profit sharing, bonuses, and indemnities, as well as the compensation of external members engaged in the statutory advisory committees.
(ii)
As per Note 8, derivative instruments are contracted to protect cash flows from fluctuations in Embraer’s share price. The amounts presented in this Note do not include the results obtained with such derivative instruments.